Segment information (Tables)	12 Months Ended
Dec. 31, 2010
Segment information
Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

2008
Construction Industries	$16,763	$838	$17,601	$305	$1,246	$6,979	$762
Resource Industries	10,254	696	10,950	284	1,258	4,100	468
Power Systems	18,628	1,553	20,181	409	2,522	7,045	839
Machinery and Power Systems	$45,645	$3,087	$48,732	$998	$5,026	$18,124	$2,069
Financial Products Segment	3,561	—	3,561	755	548	34,578	1,608
Total	$49,206	$3,087	$52,293	$1,753	$5,574	$52,702	$3,677

Reconciliation of Sales and Revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segments	2,156	—	—		2,156
Other	(65)	40	(265	)(1)	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—		$30,892
All other operating segments	1,791	—	—		1,791
Other	(4)	29	(312	)(1)	(287)
Total sales and revenues	$29,540	$3,168	$(312)		$32,396

2008
Total external sales and revenues from reportable segments	$45,645	$3,561	$—		$49,206
All other operating segments	2,459	—	—		2,459
Other	(60)	27	(308	)(1)	(341)
Total sales and revenues	$48,044	$3,588	$(308)		$51,324

(1)          Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit Before Taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(64)	—	(64)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(134)	—	(134)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(4)	—	(4)
Other income/expense methodology differences	(131)		(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	203	—	203
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	102	—	102
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	255	—	255
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

2008
Total profit from reportable segments	$5,026	$548	$5,574
All other operating segments	715	—	715
Cost centers	(45)	—	(45)
Corporate costs	(1,016)	—	(1,016)
Timing	(194)	—	(194)
Redundancy charges	(30)	—	(30)
Methodology differences:
Inventory/cost of sales	(19)	—	(19)
Postretirement benefit expense	(35)	—	(35)
Financing costs	(227)	—	(227)
Equity in profit of unconsolidated affiliated companies	(38)	1	(37)
Currency	(50)	—	(50)
Other income/expense methodology differences	(135)	—	(135)
Other methodology differences	(5)	5	—
Total profit before taxes	$3,947	$554	$4,501

Reconciliation of Redundancy costs:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

2008
Total assets from reportable segments	$18,124	$34,578	$—	$52,702
All other operating segments	3,400	—	—	3,400
Items not included in segment assets:
Cash and short-term investments	1,517	—	—	1,517
Intercompany receivables	540	—	(540)	—
Investment in Financial Products	3,788	—	(3,788)	—
Deferred income taxes	4,739	—	(449)	4,290
Goodwill, intangible assets and other assets	1,263	—	—	1,263
Operating lease methodology difference	(425)	—	—	(425)
Liabilities included in segment assets	7,212	—	—	7,212
Inventory methodology differences	(2,750)	—	—	(2,750)
Other	871	(197)	(101)	573
Total assets	$38,279	$34,381	$(4,878)	$67,782

Reconciliation of Depreciation and amortization:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

2008
Total depreciation and amortization from reportable segments	$998	$755	$—	$1,753
Items not included in segment depreciation and amortization:
All other operating segments	159	—	—	159
Cost centers	133	—	—	133
Other	(65)	—	—	(65)
Total depreciation and amortization	$1,225	$755	$—	$1,980

Reconciliation of Capital expenditures:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

2008
Total capital expenditures from reportable segments	$2,069	$1,608	$—	$3,677
Items not included in segment capital expenditures:
All other operating segments	199	—	—	199
Cost centers	193	—	—	193
Timing	(125)	—	—	(125)
Other	(40)	4	(22)	(58)
Total capital expenditures	$2,296	$1,612	$(22)	$3,886

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues(1)			December 31,
(Millions of dollars)	2010	2009	2008	2010		2009		2008
Inside United States	$13,674	$10,560	$17,291	$6,427		$6,260		$6,473
Outside United States	28,914	21,836	34,033	6,112	(2)	6,126	(2)	6,051	(2)
Total	$42,588	$32,396	$51,324	$12,539		$12,386		$12,524

(1) Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

(2) Amount includes $1,266 million, $1,432 million and $1,533 million of net property, plant and equipment located in Japan as of December 31, 2010, 2009 and 2008, respectively. Additionally, amount includes $893 million, $943 million and $882 million of net property, plant and equipment located in Canada as of December 31, 2010, 2009 and 2008, respectively.  Also, amount includes $745 million, $731 million and $725 million of net property, plant and equipment located in the United Kingdom as of December 31, 2010, 2009 and 2008, respectively.